Form N-CSR Cover	6 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024